Supplemental Condensed Combining Information (Tables)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the six months ended June 30, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$928,262	$-	$7,183,245	$(1,434,779)	$6,676,728
Cost of revenue	-	-	587,675	-	5,317,223	(1,424,553)	4,480,345
Gross profit	-	-	340,587	-	1,866,022	(10,226)	2,196,383
Operating expenses (income):
Selling, general and administrative (1)	-	5,066	104,788	68,031	836,598	34,649	1,049,132
Research and development	-	-	34,134	-	21,326	-	55,460
Operating (loss) income	-	(5,066)	201,665	(68,031)	1,008,098	(44,875)	1,091,791
Other (income) expense:
Investment gain	-	-	-	-	(139,600)	-	(139,600)
Interest, net	(3,412)	103,541	1,741	72,356	28,849	-	203,075
Other, net	-	(817,512)	130,561	(505,714)	-	1,192,665	-
Income (loss) before income taxes	3,412	708,905	69,363	365,327	1,118,849	(1,237,540)	1,028,316
Income tax expense (benefit)	1,250	49,070	58,233	(55,383)	394,507	(138,359)	309,318
Net Income (loss)	2,162	659,835	11,130	420,710	724,342	(1,099,181)	718,998
Net Income attributable to noncontrolling interests	-	-	-	-	-	59,163	59,163
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$2,162	$659,835	$11,130	$420,710	$724,342	$(1,158,344)	$659,835

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the six months ended June 30, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$934,792	$-	$6,567,892	$(1,381,210)	$6,121,474
Cost of revenue	-	-	584,172	-	4,919,388	(1,358,979)	4,144,581
Gross profit	-	-	350,620	-	1,648,504	(22,231)	1,976,893
Operating expenses (income):
Selling, general and administrative (1)	2	36,236	97,705	(52,627)	890,695	(2,678)	969,333
Research and development	-	-	34,212	-	18,720	-	52,932
Operating (loss) income	(2)	(36,236)	218,703	52,627	739,089	(19,553)	954,628
Other (income) expense:
Interest, net	(1,936)	40,063	3,809	62,721	47,235	(5,723)	146,169
Other, net	-	(611,365)	144,905	(332,306)	-	798,766	-
Income (loss) before income taxes	1,934	535,066	69,989	322,212	691,854	(812,596)	808,459
Income tax expense (benefit)	715	53,604	60,749	(3,982)	291,583	(129,409)	273,260
Net Income (loss)	1,219	481,462	9,240	326,194	400,271	(683,187)	535,199
Net Income attributable to noncontrolling interests	-	-	-	-	-	53,737	53,737
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$1,219	$481,462	$9,240	$326,194	$400,271	$(736,924)	$481,462

(1) Selling, general and administrative is presented net of income from equity method investees.

Balance sheet information segregated by issuers and guarantors
	At June 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$88,425	$427	$-	$590,150	$(1,625)	$677,378
Trade accounts receivable, less allowance for doubtful accounts	-	-	152,609	-	2,780,226	-	2,932,835
Accounts receivable from related parties	1,269,897	3,770,059	1,215,051	2,373,986	7,494,977	(15,917,470)	206,500
Inventories	-	-	269,616	-	884,407	(120,677)	1,033,346
Prepaid expenses and other current assets	-	78,691	34,694	150	827,826	1,542	942,903
Deferred taxes	-	137	-	-	273,750	(3,505)	270,382
Total current assets	1,269,898	3,937,312	1,672,397	2,374,136	12,851,336	(16,041,735)	6,063,344

Property, plant and equipment, net	-	588	178,956	-	2,727,691	(108,443)	2,798,792
Intangible assets	-	630	53,875	-	674,782	-	729,287
Goodwill	-	-	52,337	-	11,112,637	-	11,164,974
Deferred taxes	-	37,657	1,283	-	107,532	(58,616)	87,856
Other assets	-	10,135,096	654,872	11,083,662	(6,781,098)	(14,192,375)	900,157
Total assets	$1,269,898	$14,111,283	$2,613,720	$13,457,798	$20,692,880	$(30,401,169)	$21,744,410

Current liabilities:
Accounts payable	$-	$1,447	$32,752	$-	$481,205	$-	$515,404
Accounts payable to related parties	-	1,593,625	1,261,800	3,132,166	10,232,255	(16,031,763)	188,083
Accrued expenses and other current liabilities	29,770	23,316	119,203	349,723	1,194,954	10,328	1,727,294
Short-term borrowings	-	63	-	-	102,917	-	102,980
Short-term borrowings from related parties	-	-	-	-	(1,621)	53,833	52,212
Current portion of long-term debt and capital lease obligations	-	729,143	-	1,173,207	1,183,453	-	3,085,803
Income tax payable	-	114,053	-	-	65,973	(14,148)	165,878
Deferred taxes	-	-	10,958	-	62,703	(40,819)	32,842
Total current liabilities	29,770	2,461,647	1,424,713	4,655,096	13,321,839	(16,022,569)	5,870,496

Long term debt and capital lease obligations, less current portion	1,174,863	346,304	-	-	7,509,431	(3,487,673)	5,542,925
Long term borrowings from related parties	-	3,064,575	193,582	408,942	(1,836,817)	(1,830,282)	-
Other liabilities	-	5,371	12,963	-	215,232	24,466	258,032
Pension liabilities	-	5,922	148,930	-	139,560	-	294,412
Income tax payable	2,268	252	-	-	59,020	113,995	175,535
Deferred taxes	-	-	-	-	611,342	(21,491)	589,851
Total liabilities	1,206,901	5,884,071	1,780,188	5,064,038	20,019,607	(21,223,554)	12,731,251

Noncontrolling interests subject to put provisions	-	-	-	-	540,980	-	540,980
Total FMC-AG & Co. KGaA shareholders' equity	62,997	8,227,212	833,532	8,393,760	(112,674)	(9,177,615)	8,227,212
Noncontrolling interests not subject to put provisions	-	-	-	-	244,967	-	244,967
Total equity	62,997	8,227,212	833,532	8,393,760	132,293	(9,177,615)	8,472,179
Total liabilities and equity	$1,269,898	$14,111,283	$2,613,720	$13,457,798	$20,692,880	$(30,401,169)	$21,744,410

	At December 31, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$1	$2	$144	$-	$457,145	$-	$457,292
Trade accounts receivable, less allowance for doubtful accounts	-	-	143,313	-	2,655,005	-	2,798,318
Accounts receivable from related parties	1,273,649	3,507,671	1,058,327	700,929	4,214,468	(10,644,036)	111,008
Inventories	-	-	224,601	-	857,521	(114,626)	967,496
Prepaid expenses and other current assets	-	195,428	16,973	50	834,932	(12,017)	1,035,366
Deferred taxes	-	32,466	-	-	266,164	26,909	325,539
Total current assets	1,273,650	3,735,567	1,443,358	700,979	9,285,235	(10,743,770)	5,695,019

Property, plant and equipment, net	-	356	175,798	-	2,560,913	(107,366)	2,629,701
Intangible assets	-	266	54,811	-	631,575	-	686,652
Goodwill	-	-	53,788	-	9,132,862	-	9,186,650
Deferred taxes	-	15,923	2,457	-	125,462	(55,683)	88,159
Other assets	-	8,142,771	653,871	10,995,245	(6,082,225)	(12,462,993)	1,246,669
Total assets	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

Current liabilities:
Accounts payable	$-	$668	$26,463	$-	$514,292	$-	$541,423
Accounts payable to related parties	3,700	1,547,946	1,057,625	1,557,976	6,697,551	(10,753,572)	111,226
Accrued expenses and other current liabilities	29,771	156,119	102,410	2,132	1,406,886	6,955	1,704,273
Short-term borrowings	-	94	-	-	98,707	-	98,801
Short-term borrowings from related parties	-	-	-	-	(25,820)	53,833	28,013
Current portion of long-term debt and capital lease obligations	-	295,825	-	1,142,224	151,727	-	1,589,776
Income tax payable	2,016	128,218	-	-	32,120	-	162,354
Deferred taxes	-	-	7,292	-	28,799	(9,346)	26,745
Total current liabilities	35,487	2,128,870	1,193,790	2,702,332	8,904,262	(10,702,130)	4,262,611

Long term debt and capital lease obligations, less current portion	1,177,329	507,898	-	438,366	7,372,794	(4,001,577)	5,494,810
Long term borrowings from related parties	-	1,348,717	203,156	408,942	(399,065)	(1,561,750)	-
Other liabilities	-	2,424	12,977	183,839	11,553	25,835	236,628
Pension liabilities	-	5,163	146,555	-	138,775	-	290,493
Income tax payable	-	259	-	-	50,309	138,432	189,000
Deferred taxes	-	-	-	-	608,444	(20,644)	587,800
Total liabilities	1,212,816	3,993,331	1,556,478	3,733,479	16,687,072	(16,121,834)	11,061,342

Noncontrolling interests subject to put provisions	-	-	-	-	410,491	-	410,491
Total FMC-AG & Co. KGaA shareholders' equity	60,834	7,901,552	827,605	7,962,745	(1,603,206)	(7,247,978)	7,901,552
Noncontrolling interests not subject to put provisions	-	-	-	-	159,465	-	159,465
Total equity	60,834	7,901,552	827,605	7,962,745	(1,443,741)	(7,247,978)	8,061,017
Total liabilities and equity	$1,273,650	$11,894,883	$2,384,083	$11,696,224	$15,653,822	$(23,369,812)	$19,532,850

Statement of cash flows information segregated by issuers and guarantors
	For the six months ended June 30, 2012
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$2,162	$659,835	$11,130	$420,710	$724,342	$(1,099,181)	$718,998
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(532,403)	-	(505,714)	-	1,038,117	-
Depreciation and amortization	-	221	23,540	-	284,698	(14,208)	294,251
Change in deferred taxes, net	-	14,485	5,121	-	48,162	(2,834)	64,934
(Gain) loss on sale of fixed assets and investments	-	(40)	20	-	(32,954)	-	(32,974)
Investment (gain)	-	-	-	-	(139,600)	-	(139,600)
Compensation expense related to stock options	-	12,949	-	-	-	-	12,949
Cash inflow (outflow) from hedging	-	1,334	-	-	(15,408)	-	(14,074)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(13,554)	-	1,056	-	(12,498)
Inventories	-	-	(52,595)	-	(19,998)	7,772	(64,821)
Prepaid expenses and other current and non-current assets	-	120,331	(21,321)	73,363	(56,650)	(820)	114,903
Accounts receivable from / payable to related parties	(4,127)	(241,016)	66,759	70,910	36,203	52,513	(18,758)
Accounts payable, accrued expenses and other current and non-current liabilities	-	(812)	35,310	3,822	(19,087)	(1,905)	17,328
Income tax payable	252	(11,026)	-	(55,383)	54,560	(35,415)	(47,012)
Dividend income from equity method investees	-	36,785	-	-	1,549	-	38,334
Net cash provided by (used in) operating activities	(1,713)	60,643	54,410	7,708	866,873	(55,961)	931,960

Investing Activities:
Purchases of property, plant and equipment	-	(361)	(31,912)	-	(262,701)	17,551	(277,423)
Proceeds from sale of property, plant and equipment	-	40	147	-	3,477	-	3,664
Disbursement of loans to related parties	-	(45,917)	82	513,595	-	(467,760)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(1,627,403)	(488)	-	(1,747,201)	1,626,913	(1,748,179)
Proceeds from divestitures	-	45	-	-	228,206	(45)	228,206
Net cash provided by (used in) investing activities	-	(1,673,596)	(32,171)	513,595	(1,778,219)	1,176,659	(1,793,732)

Financing Activities:
Short-term borrowings, net	-	9,306	(21,944)	-	27,972	-	15,334
Long-term debt and capital lease obligations, net	1,713	1,943,267	-	(521,303)	(418,270)	467,760	1,473,167
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(82,500)	-	(82,500)
Proceeds from exercise of stock options	-	19,471	-	-	3,277	-	22,748
Dividends paid	-	(271,733)	-	-	-	-	(271,733)
Capital increase (decrease)	-	-	-	-	1,590,083	(1,590,083)	-
Distributions to noncontrolling interest	-	-	-	-	(79,334)	-	(79,334)
Contributions from noncontrolling interest	-	-	-	-	11,763	-	11,763
Net cash provided by (used in) financing activities	1,713	1,700,311	(21,944)	(521,303)	1,052,991	(1,122,323)	1,089,445

Effect of exchange rate changes on cash and cash equivalents	-	1,065	(12)	-	(8,640)	-	(7,587)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	-	88,423	283	-	133,005	(1,625)	220,086
Cash and cash equivalents at beginning of period	1	2	144	-	457,145	-	457,292
Cash and cash equivalents at end of period	$1	$88,425	$427	$-	$590,150	$(1,625)	$677,378

	For the six months ended June 30, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$1,219	$481,462	$9,240	$326,194	$400,271	$(683,187)	$535,199
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(358,305)	-	(332,306)	-	690,611	-
Depreciation and amortization	-	682	22,927	5,769	249,455	(6,560)	272,273
Change in deferred taxes, net	-	15,286	1,572	-	41,884	(5,406)	53,336
(Gain) loss on sale of fixed assets and investments	-	-	58	-	(991)	-	(933)
(Gain) loss on investments	-	1,833	-	-	-	(1,833)	-
Compensation expense related to stock options	-	14,631	-	-	-	-	14,631
Cash inflow (outflow) from hedging	-	-	-	-	(58,581)	-	(58,581)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(21,238)	-	(242,271)	-	(263,509)
Inventories	-	-	(33,466)	-	(104,067)	17,208	(120,325)
Prepaid expenses and other current and non-current assets	-	(28,927)	(19,192)	(44,068)	13,341	755	(78,091)
Accounts receivable from / payable to related parties	(612)	(688,780)	(65,753)	6,577	793,654	(41,142)	3,944
Accounts payable, accrued expenses and other current and non-current liabilities	2,976	(38,526)	45,519	(218)	145,157	245	155,153
Income tax payable	715	23,075	-	(3,982)	(32,506)	(13,836)	(26,534)
Net cash provided by (used in) operating activities	4,298	(577,569)	(60,333)	(42,034)	1,205,346	(43,145)	486,563

Investing Activities:
Purchases of property, plant and equipment	-	(133)	(16,484)	-	(231,968)	10,201	(238,384)
Proceeds from sale of property, plant and equipment	-	-	22	-	8,066	-	8,088
Disbursement of loans to related parties	-	377,936	100	(798,172)	-	420,136	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(25,128)	(3,611)	-	(1,867,825)	774,106	(1,122,458)
Proceeds from divestitures	-	-	-	-	-	-	-
Net cash provided by (used in) investing activities	-	352,675	(19,973)	(798,172)	(2,091,727)	1,204,443	(1,352,754)

Financing Activities:
Short-term borrowings, net	310	102,267	80,150	(299)	(66,442)	-	115,986
Long-term debt and capital lease obligations, net	(62,102)	305,359	-	152,115	1,473,385	(420,136)	1,448,621
Redemption of trust preferred securities	-	-	-	-	(653,760)	-	(653,760)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	130,000	-	130,000
Proceeds from exercise of stock options	-	26,762	-	-	4,979	-	31,741
Dividends paid	-	(280,649)	-	-	22	(22)	(280,649)
Capital increase (decrease)	57,500	-	-	688,390	28,216	(774,106)	-
Distributions to noncontrolling interest	-	-	-	-	(61,735)	-	(61,735)
Contributions from noncontrolling interest	-	-	-	-	12,290	-	12,290
Net cash provided by (used in) financing activities	(4,292)	153,739	80,150	840,206	866,955	(1,194,264)	742,494

Effect of exchange rate changes on cash and cash equivalents	-	(75,852)	14	-	125,896	22	50,080
Cash and Cash Equivalents:
Net (decrease) increase in cash and cash equivalents	6	(147,007)	(142)	-	106,470	(32,944)	(73,617)
Cash and cash equivalents at beginning of period	-	147,177	225	-	342,524	32,944	522,870
Cash and cash equivalents at end of period	$6	$170	$83	$-	$448,994	$-	$449,253

Other comprehensive income statement segregated by issuers and guarantors
	For the six months ended June 30, 2012
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$2,162	$659,835	$11,130	$420,710	$724,342	$(1,099,181)	$718,998
Gain (loss) related to cash flow hedges	-	(5,916)	(9)	11,725	2,442	-	8,242
Actuarial gain (loss) on defined benefit pension plans	-	8	94	4,268	4,373	-	8,743
Gain (loss) related to foreign currency translation	-	26,112	18,886	-	(94,106)	1,492	(47,616)
Income tax (expense) benefit related to components of other comprehensive income	-	3,427	(51)	(7,993)	(19,341)	-	(23,958)
Other comprehensive income (loss), net of tax	-	23,631	18,920	8,000	(106,632)	1,492	(54,589)
Total comprehensive income	$2,162	$683,466	$30,050	$428,710	$617,710	$(1,097,689)	$664,409
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	59,249	59,249
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$2,162	$683,466	$30,050	$428,710	$617,710	$(1,156,938)	$605,160

	For the six months ended June 30, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$1,219	$481,462	$9,240	$326,194	$400,271	$(683,187)	$535,199
Gain (loss) related to cash flow hedges	-	(14,138)	(69)	23,882	(7,546)	-	2,129
Actuarial gain (loss) on defined benefit pension plans	-	-	-	1,783	1,782	-	3,565
Gain (loss) related to foreign currency translation	-	62,628	15,159	-	89,180	(609)	166,358
Income tax (expense) benefit related to components of other comprehensive income	-	5,215	20	(10,795)	(3,287)	-	(8,847)
Other comprehensive income (loss), net of tax	-	53,705	15,110	14,870	80,129	(609)	163,205
Total comprehensive income	$1,219	$535,167	$24,350	$341,064	$480,400	$(683,796)	$698,404
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	54,762	54,762
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$1,219	$535,167	$24,350	$341,064	$480,400	$(738,558)	$643,642